Transfers of Financial Assets - Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets Not Qualifying for Derecognition (Detail) - Other Financial Assets1 [member] - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 51,457	$ 42,497
Associated liabilities	24,701	20,264
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	24,333	20,482
Securities lending agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 27,124	$ 22,015